Merchandise Inventories, Net	12 Months Ended
Mar. 31, 2025
Merchandise Inventories, Net [Abstract]
MERCHANDISE INVENTORIES, NET

NOTE 4 – MERCHANDISE INVENTORIES, NET

Merchandise inventories, net consisted of the following:

	March 31, 2025	March 31, 2024
Beauty products	$2,358,327	$2,349,158
Health products	628,554	400,473
Luxury products	364,856	353,057
Other products	1,019,066	1,311,192
Merchandise inventories, net	$4,370,803	$4,413,880

As of March 31, 2025 and 2024, merchandise inventories write-down was $132,904 and $69,700, respectively.